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FINANCIAL GROUP            PORTLAND SEATTLE WARSAW   BERMUDA


                           January 4, 2001

       Via EDGAR

       Securities and Exchange Commission
       Office of Document Control
       450 Fifth Street, N.W.
       Washington, D.C. 20549

       Re:    NBP TrueCrossing Funds
              File Nos. 333-84031 and 811-09509

       Ladies and Gentlemen:

          On behalf of NBP TrueCrossing Funds, a Delaware business trust (the "Trust"), and pursuant to Rule 497( j ) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information dated May 1, 2000 as supplemented December 27, 2000, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Registration Statement of the Trust. The most recent amendment to the Registration Statement of the Trust was filed electronically by EDGAR on December 21, 2000 accession number 0001004402-00-000406.

          If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6670.

                                                 Sincerely,

                                                 /s/ D. Blaine Riggle

                                                 D. Blaine Riggle
                                                 Counsel

     Enclosure


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